Investments in Affiliated Companies - Summary Statement of Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$ 7,951	$ 8,004	$ 7,691	$ 8,081	$ 7,996	$ 8,012	$ 7,919	$ 9,195	$ 31,727	$ 33,122	$ 34,680
Majority-Owned Subsidiary, Unconsolidated [Member]
Schedule of Equity Method Investments [Line Items]
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.									400	354
Net income									$ 400	$ 354